Schedule of Weighted Average Remaining Lease Terms and Discount Rates (Details)	Sep. 30, 2025	Sep. 30, 2024
Hitachi Capital Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Finance Lease, Weighted Average Discount Rate, Percent		4.01%
OCBCBank Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Finance Lease, Weighted Average Discount Rate, Percent	5.75%	3.25%